Property and equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property and equipment
Summary of the Estimated Useful Lives and Depreciation Method

		Other
Property and equipment	Office	facilities and	Work in
Cost in €‘000	buildings	equipment	Progress	Total
Balance as of January 1, 2021	41,086	19,068	3	60,157
Additions	2,961	5,807	23	8,791
Additions through business combinations	433	3,356	—	3,789
Disposals	(2,325)	(398)	(8)	(2,731)
Translation adjustments	1,569	514	1	2,084
Balance as of December 31, 2021	43,724	28,347	19	72,090
Additions	2,671	8,030	436	11,137
Additions through business combinations	1,288	1,319	18	2,625
Transfers	—	—	(19)	(19)
Disposals	(307)	(78)	—	(385)
Translation adjustments	490	594	19	1,103
Balance as of December 31, 2022	47,866	38,212	473	86,551

Accumulated depreciation
in €‘000
Balance as of January 1, 2021	(12,725)	(13,449)	—	(26,174)
Depreciation	(6,266)	(4,061)	—	(10,327)
Disposals	964	192	—	1,156
Translation adjustments	(478)	(344)	—	(822)
Balance as of December 31, 2021	(18,505)	(17,662)	—	(36,167)
Depreciation	(6,672)	(5,310)	—	(11,982)
Disposals	307	78	—	385
Translation adjustments	372	(1,272)	—	(900)
Balance as of December 31, 2022	(24,498)	(24,166)	—	(48,664)

Carrying amount
As of December 31, 2021	25,219	10,685	19	35,923
As of December 31, 2022	23,368	14,046	473	37,887